Amortizable Intangible Assets and Unamortizable Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	May. 02, 2015	May. 03, 2014
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 297,370	$ 297,392
Accumulated Amortization	(96,662)	(81,950)
Total	200,708	215,442
Unamortizable intangible assets	313,134	313,134
Total amortizable and unamortizable, intangible assets	513,842	528,576
Trade name
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	293,400	293,400
Publishing contracts
Intangible Assets by Major Class [Line Items]
Unamortizable intangible assets	19,734	19,734
Customer relationships
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	271,938	271,938
Accumulated Amortization	(73,888)	(61,872)
Total	$ 198,050	$ 210,066
Customer relationships | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	5 years	5 years
Customer relationships | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	25 years	25 years
Technology
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	$ 10,710	$ 10,710
Accumulated Amortization	(8,933)	(6,824)
Total	$ 1,777	$ 3,886
Technology | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	5 years	5 years
Technology | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Distribution contracts
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years
Gross Carrying Amount	$ 8,325	$ 8,325
Accumulated Amortization	(7,608)	(7,312)
Total	717	1,013
Other
Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	6,397	6,419
Accumulated Amortization	(6,233)	(5,942)
Total	$ 164	$ 477
Other | Minimum
Intangible Assets by Major Class [Line Items]
Useful Life	3 years	3 years
Other | Maximum
Intangible Assets by Major Class [Line Items]
Useful Life	10 years	10 years